UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lakewood Capital Management, LP

Address:  509 Madison Avenue, Suite 1914
          New York, New York 10022


13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

          Michael C. Antonacci
Title:    Chief Financial Officer
Phone:    (212) 584-2213


Signature, Place and Date of Signing:


 /s/ Michael C. Antonacci        New York, New York         February 14, 2008
--------------------------     ----------------------     ---------------------
       [Signature]                 [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

     Form 13F File Number             Name
     -----------------------          --------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       13

Form 13F Information Table Value Total:  $66,955
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number        Name
---       -----------------------     --------------------------

                                                     FORM 13F INFORMATION TABLE

                                                          Lakewood Capital
                                                          December 31, 2007
COLUMN 1                         COLUMN  2      COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8

                                                             VALUE     SH OR   SH/  PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP     (X1000)   PRN AMT  PRN  CALL   DISCRETION   MNGRS    SOLE    SHARED NONE
COMCAST CORP NEW               CL A             20030N101    5,432    297,500  SH            SOLE       NONE    297,500
E M C CORP MASS                COM              268648102   10,608    572,500  SH            SOLE       NONE    572,500
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    3,684    155,000  SH            SOLE       NONE    155,000
HARVEST NATURAL RESOURCES IN   COM              41754V103    5,426    434,061  SH            SOLE       NONE    434,061
HOKU SCIENTIFIC INC            COM              434712105      203      1,025  SH   PUT      SOLE       NONE      1,025
INTEROIL CORP                  COM              460951106      770     40,000  SH            SOLE       NONE     40,000
LEGG MASON INC                 COM              524901105    2,502     34,200  SH            SOLE       NONE     34,200
PHARMERICA CORP                COM              71714F104    3,177    228,900  SH            SOLE       NONE    228,900
TERNIUM SA                     SPON ADR         880890108    6,694    166,900  SH            SOLE       NONE    166,900
TFS FINL CORP                  COM              87240R107    8,118    679,900  SH            SOLE       NONE    679,900
VIRGIN MEDIA INC               COM              92769L101    1,560     91,000  SH            SOLE       NONE     91,000
WAL MART STORES INC            COM              931142103    9,634    202,700  SH            SOLE       NONE    202,700
WELLPOINT INC                  COM              94973V107    9,146    104,250  SH            SOLE       NONE    104,250





SK 25860-0003 849172